Matthews Asian Funds

www.matthewsfunds.com

PROSPECTUS

January 28, 2004

Pacific Tiger Fund

Asian Growth and
Income Fund

Korea Fund

China Fund

Japan Fund

Asian Technology Fund

Asia Pacific Fund

The U.S. Securities and Exchange Commission (the “SEC”) has not
approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asian Funds
www.matthewsfunds.com

Introduction
Matthews Pacific Tiger Fund
Matthews Asian Growth and Income Fund
Matthews Korea Fund
Matthews China Fund
Matthews Japan Fund
Matthews Asian Technology Fund
Matthews Asia Pacific Fund
Management of the Funds
Shareholder Information
Pricing of Fund Shares
Purchase of Shares
Selling (redeeming) shares
Distributions
Taxes
General Information
Privacy Statement

Contents
2	Introduction
6	Matthews Pacific Tiger Fund
10	Matthews Asian Growth and Income Fund
14	Matthews Korea Fund
18	Matthews China Fund
22	Matthews Japan Fund
26	Matthews Asian Technology Fund
30	Matthews Asia Pacific Fund
32	Management of the Funds
34	Shareholder Information
34	Pricing of Fund Shares
35	Purchase of Shares
38	Selling Shares
40	Distributions
41	Taxes
42	General Information
44	Privacy Statement

Introduction

How to Use This Document

This document is called a prospectus. It is intended to explain to you the information that you need to know so that you may make an informed decision as to whether an investment in one or more of the Matthews Asian Funds is right for you.

This prospectus begins with some general information about Matthews Asian Funds which is then explained in greater detail further in the document. A second document, called the “Statement of Additional Information,” or “SAI” for short, provides expanded information and much greater detail than the prospectus.

The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA [2742], visit our Web site at www.matthewsfunds.com, or visit the SEC’s Web site at www.sec.gov and go into the EDGAR database.

2	www.matthewsfunds.com	800-789-ASIA [2742]

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact us at 800-789-ASIA [2742]. Also, please keep this prospectus with your papers for future reference.

Definitions The following words have special meaning in this prospectus:

1.	FUNDS means the seven individual mutual funds that make up the Matthews Asian Funds. They are: Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund, Matthews Asian Technology Fund, and Matthews Asia Pacific Fund.

2.	PACIFIC TIGER refers to certain Asian countries whose economies have been and are expected to continue to rapidly develop. Those countries include: China, Hong Kong, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand and India, but not Japan.

3.	ASIA refers to the Pacific Tiger countries plus Japan.

4.	ASIA PACIFIC refers to the Asian countries plus Australia, New Zealand and Pakistan.

5.	A company is considered to be a "Pacific Tiger Company,” an “Asian Company” or an “Asia Pacific Company” or to be “located” in a Pacific Tiger, Asia or Asia Pacific country if:

(i)	it is organized under the laws of one of these countries; or

(ii)	it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within one of these countries; or

(iii)	it has the primary trading markets for its securities in one of these countries; or

(iv)	it is a governmental entity or an agency or instrumentality or a political subdivision of such country.

6.	MATTHEWS or THE ADVISOR means Matthews International Capital Management, LLC, the company which manages the money which you invest in the Funds and provides other administrative and shareholder services to the Funds.

Investment Goals of the Funds

The investment goal of all seven Matthews Asian Funds is long-term capital appreciation. Matthews Asian Growth and Income Fund seeks to provide some current income as well.

Introduction    3

Summary Information

Matthews’ Principal Investment Strategy

How Matthews chooses investments for each of the Funds is known as an investment strategy. The strategy Matthews uses is called “growth at a reasonable price.” This means that the investment team studies the fundamental characteristics of companies appropriate for each Fund and from those fundamentals makes a judgment that certain companies are positioned for growth and at the same time are available to the Funds at a reasonable price.

Fundamental characteristics of a company include the people who are running the company, the products it makes, the marketing strategy it is following, and its financial health.

The size of a company, which Matthews measures by its market capitalization (the number of shares outstanding times the market price per share) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.

If Matthews believes that market conditions are developing in a way that is not good for Fund shareholders, it may sell all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money market instruments backed by U.S. government securities. As of the date of this prospectus, this has never happened; but if it were to occur, the investment goals of the Funds may not be achieved.

Principal Risks of Investing in the Funds

The most important risk to understand is that there is no guarantee that your investment in the Funds will increase in value. The value of your investment in the Funds could go down, meaning you could lose money.

The Funds (except the Asia Pacific Fund) concentrate their investments in Asia. The Asia Pacific Fund concentrates its investments in the Asia Pacific region. The Asian and Asian Pacific markets can be very volatile for many reasons, including the size of the local economies (as compared with the United States) and each country’s unique political structure. This volatility can cause the price of the Funds’ shares (the net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, we recommend that you invest in the Funds as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. Many countries within the Asian and Asia Pacific region are considered emerging markets. Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Further, when one of the Funds buys or sells stock on an Asian or Asian Pacific stock market, the transaction is made in the local currency. The price at which the Funds must purchase or sell local currency will impact the value of your shares in the Funds. These and other risks are discussed more fully below and in the SAI.

4	www.matthewsfunds.com	800-789-ASIA [2742]

The principal investments of all the Funds except the Asian Growth and Income Fund are common and preferred stocks. The major risk involved with the ownership of common and preferred stocks is that a Fund may lose money if the value of a stock goes down during the time that the Fund owns it.

For more specific information about strategies and risks, see individual Fund descriptions on pages 6–31.

RISKS ASSOCIATED WITH NON–U.S. COMPANIES

Investments by the Funds in the securities of non-U.S. issuers involve investment risks different from those of U.S. issuers. These risks include:

•	Possibility of political or economic instability of the country of issue

•	Possibility of disruption to international trade patterns

•	Possibility of currency exchange controls

•	Imposition of foreign withholding taxes

•	Seizure or nationalization of foreign deposits or assets

•	Adoption of adverse foreign government trade restrictions

There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the U.S., and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain non-U.S. countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the U.S.

RISKS ASSOCIATED WITH SMALLER COMPANIES

The Funds may invest in securities of issuers of various sizes, large or small. Smaller companies, or so-called “small-cap” companies, often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more-abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

LONG-TERM INVESTING AND VOLATILITY

Dramatic changes (volatility) in the price of an investment can be dangerous because you may have planned or may need to sell your investment at a time when its value has decreased. We recommend an investment in the Funds only as a long-term investment (five years and longer) because you will be better able to plan to sell your shares at a time when this volatility will not be as great a factor in your decision process.

RISKS FROM TRANSACTIONS BY CERTAIN SHAREHOLDERS

The Funds are not intended for excessive or short-term trading (such as market-timing or time zone arbitrage), which may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds and the Distributor will not knowingly permit investors to excessively trade shares of the Funds. While the Funds make efforts to identify and restrict excessive trading (see Redemption Fee on page 38 and limits on exchanges on page 37), the Funds receive purchase and sales orders through financial intermediaries and cannot always know or detect excessive trading that may be facilitated by the use of these intermediaries or by the use of combined or omnibus accounts by those intermediaries.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Information    5

Matthews Pacific Tiger Fund

Objective

Long-term capital appreciation.

Specific Strategy

This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in the Pacific Tiger countries.

Unique Risks

In addition to the “Principal Risks” noted on page 4 and since this Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the U.S. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the U.S., and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile. Please read the SAI for a more detailed presentation of these and other risk factors.

PORTFOLIO MANAGERS:

G. Paul Matthews
Mark W. Headley

6	www.matthewsfunds.com	800-789-ASIA [2742]

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 2ND - 1999 58.23% WORST QUARTER: 4TH - 1997 (38.17%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2003:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	09/12/94
Matthews Pacific Tiger Fund
Return before taxes	60.15%	17.59%	4.96%
Return after taxes on distributions[1]	59.95%	16.19%	4.20%
Return after taxes on distributions and sale of Fund shares[1]	39.09%	14.53%	3.78%
MSCI All-Country Far East Free ex-Japan Index[2]	44.96%	5.74%	(3.06%)

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The MSCI (Morgan Stanley Capital International) All-Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region, excluding Japan, that excludes securities not available to foreign investors. It is not possible to invest directly in an index.

Matthews Pacific Tiger Fund    7

< Matthews Pacific Tiger Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.57%

Total Annual Operating Expenses	1.67%

† Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

* Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$170
Three Years	$575
Five Years	$1,005
Ten Years	$2,203

8	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31,	2003	2002	2001	2000	1999
Net Asset Value, beginning of year	$8.54	$7.91	$12.35	$10.41	$4.07

Income (loss) from investment operations
Net investment income (loss)	0.07	(0.01)	0.02	0.18	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	2.58	0.66	(3.37)	2.01	6.15

Total from investment operations	2.65	0.65	(3.35)	2.19	6.33

Less distributions from:
Net investment income	—	(0.01)	(0.31)	(0.27)	(0.02)
Net realized gains on investments	—	(0.03)	(0.84)	—	—

Total distributions	0.00	(0.04)	(1.15)	(0.27)	(0.02)

Paid-in capital from redemption fees	0.01	0.02	0.06	0.02	0.03

Net Asset Value, end of year	$11.20	$8.54	$7.91	$12.35	$10.41

Total return	31.15%	8.44%	(27.46%)	21.28%	156.28%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$229,467	$114,798	$76,503	$111,502	$109,936
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.75%	1.79%	1.90%	1.88%	1.90%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.75%	1.87%	1.90%	1.81%	1.90%
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.04%	(0.17%)	0.67%	1.49%	3.35%
Ratio of net investment income to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.04%	(0.09%)	0.67%	1.56%	3.35%
Portfolio turnover	28.24%	57.00%	63.59%	52.11%	98.74%

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request.

Matthews Pacific Tiger Fund    9

Matthews Asian Growth and Income Fund

The Asian Growth and Income Fund closed to new investors on November 28, 2003. The Fund is continuing to accept investments made by existing shareholders.

Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Specific Strategy

This Fund invests at least 80% of its assets in the convertible bonds and dividend-paying equity securities of companies located in Asia. Examples of convertible securities are convertible bonds and debentures which may, under specific circumstances, be converted into the common or preferred stock of that company.

Unique Risks

In addition to the “Principal Risks” noted on page 4, the ownership of convertible securities and bonds has different kinds of risks than those of the ownership of common and preferred stocks. These risks include interest rate risk and principal risk. The principal of a bond refers to the amount of money that was borrowed when the bond was issued. This principal could be lost if the borrower cannot make timely payment (default) on the bond. In the event of a default, the Fund could lose money. Further, in the event that market interest rates increase, the bond’s market value will go down, which means that if the Fund sold a bond during that time, it would get less money for it. Also, many Asian convertible securities and bonds are not rated by rating agencies like Moody’s or Standard & Poor’s, or, if they are rated, they’re rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default.

The Fund also has special risks associated with investing in higher yielding equities. There can be no guarantee that companies, which have historically paid dividends, will continue to do so in the future. During periods of rising interest rates such stocks may underperform.

Since this Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the United States. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the United States, and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile. Please read the SAI for a more detailed presentation of these and other risk factors.

PORTFOLIO MANAGER:

G. Paul Matthews

10	www.matthewsfunds.com	800-789-ASIA [2742]

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 2ND - 1999 21.85% WORST QUARTER: 4TH - 1997 (25.31%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2003:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	09/12/94

Matthews Asian Growth and Income Fund
Return before taxes	38.62%	21.68%	10.34%
Return after taxes on distributions[1]	37.16%	18.69%	7.69%
Return after taxes on distributions and sale of Fund shares[1]	25.14%	17.05%	7.16%
MSCI All-Country Far East Free ex-Japan Index[2]	44.96%	5.74%	(3.06%)

1.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2.	The MSCI (Morgan Stanley Capital International) All-Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region, excluding Japan, that excludes securities not available to foreign investors. It is not possible to invest directly in an index.

Matthews Asian Growth and Income Fund    11

< Matthews Asian Growth and Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.51%

Total Annual Operating Expenses	1.61%

† Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

* Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$164
Three Years	$569
Five Years	$1,000
Ten Years	$2,199

12	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31	2003	2002	2001	2000	1999
Net Asset Value, beginning of year	$10.71	$9.08	$10.50	$9.37	$6.54

Income (loss) from investment operations
Net investment income	0.23	0.18	0.54	0.61	0.58
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	1.61	1.70	(0.49)	1.09	2.75

Total from investment operations	1.84	1.88	0.05	1.70	3.33

Less distributions from:
Net investment income	(0.20)	(0.27)	(0.60)	(0.59)	(0.51)
Net realized gains on investments	(0.15)	—	(0.88)	—	—

Total distributions	(0.35)	(0.27)	(1.48)	(0.59)	(0.51)

Paid-in capital from redemption fees	0.01	0.02	0.01	0.02	0.01

Net Asset Value, end of year	$12.21	$10.71	$9.08	$10.50	$9.37

Total return	17.81%	21.11%	1.15%	18.68%	52.65%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$533,302	$152,681	$24,447	$11,469	$10,644
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.69%	1.77%	1.90%	1.97%	2.05%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.69%	1.79%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.69%	2.13%	7.71%	6.17%	7.98%
Ratio of net investment income to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.69%	2.11%	7.71%	6.24%	8.13%
Portfolio turnover	13.33%	32.37%	33.94%	62.23%	34.82%

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request.

Matthews Asian Growth and Income Fund    13

Matthews Korea Fund

Objective

Long-term capital appreciation.

Specific Strategy

This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in South Korea.

Unique Risks

In addition to the “Principal Risks” noted on page 4, investing in Korean securities has special risks, including:

•	Substantial government involvement in, and influence on, the economy and the private sector;

•	Political, economic and social instability, including the potential for increasing militarization in North Korea;

•	The substantially smaller size and lower trading volume of the securities markets for Korean equity securities compared to the U.S. or Japanese securities markets, resulting in a potential lack of liquidity and increased price volatility;

•	The sale of portfolio securities by the Korean Securities Stabilization Fund, a fund established in order to stabilize the Korean securities markets, or other large Korean institutional investors, may adversely impact the market value of securities in the Fund’s portfolio; and

•	Heavy concentration of market capitalization and trading volume in a small number of issuers, which result in potentially fewer investment opportunities for the Fund.

RISKS ASSOCIATED WITH NORTH KOREA

Following World War II, the Korean peninsula was partitioned. The demilitarized zone at the boundary between Korea and North Korea was established after the Korean War of 1950–1953 and is supervised by United Nations forces. The United States maintains a military force in Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension, although negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. There have also been efforts from time to time to increase economic, cultural, and humanitarian contacts between North Korea and Korea. There can be no assurance that such negotiations or efforts will continue to occur or will result in an easing of tension between North Korea and Korea.

PORTFOLIO MANAGERS:

G. Paul Matthews
Mark W. Headley

14	www.matthewsfunds.com	800-789-ASIA [2742]

Military action or the risk of military action or the economic collapse of North Korea could have a material adverse effect on Korea and, consequently, on the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea may be the greatest risk factor.

RISKS ASSOCIATED WITH THE INFLUENCE OF THE KOREAN GOVERNMENT

The Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries, and induced mergers between companies in industries suffering from excess capacity. The Korean government has sought to minimize excessive price volatility on the Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities.

RISKS ASSOCIATED WITH A NON-DIVERSIFIED INVESTMENT COMPANY

The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio, and economic, political, or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 4TH - 1998 99.98% WORST QUARTER: 4TH - 1997 (64.44%)

Matthews Korea Fund    15

< Matthews Korea Fund

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2003:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	1/3/95
Matthews Korea Fund
Return before taxes	33.26%	19.33%	(0.04%)
Return after taxes on distributions[1]	31.00%	13.26%	(2.94%)
Return after taxes on distributions and sale of Fund shares[1]	24.00%	12.93%	(1.88%)
Korea Stock Price Index[2]	29.36%	8.92%	(6.59%)

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Korean Stock Price Index is a capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. It is not possible to invest directly in an index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.54%

Total Annual Operating Expenses	1.64%

†	Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

*	Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$167
Three Years	$593
Five Years	$1,045
Ten Years	$2,298

16	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31	2003	2002	2001	2000	1999
Net Asset Value, beginning of year	$4.42	$2.68	$5.19	$7.49	$2.03

Income (loss) from investment operations
Net investment income (loss)	0.01	(0.02)	(0.01)	(0.01)	(0.01)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	0.32	1.81	(0.90)	(1.45)	5.43

Total from investment operations	0.33	1.79	(0.91)	(1.46)	5.42

Less distributions from:
Net investment income	—	(0.01)	—	—	—
Net realized gains on investments	(0.39)	(0.07)	(1.63)	(0.88)	—

Total distributions	(0.39)	(0.08)	(1.63)	(0.88)	—

Paid-in capital from redemption fees	0.01	0.03	0.03	0.04	0.04

Net Asset Value, end of year	$4.37	$4.42	$2.68	$5.19	$7.49

Total return	8.80%	68.49%	(13.09%)	(22.92%)	268.97%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$217,267	$253,003	$117,138	$115,158	$230,846
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.72%	1.75%	1.78%	1.75%	1.77%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.72%	1.75%	1.78%	1.75%	1.77%
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.17%	(0.64%)	0.75%	0.42%	(0.37%)
Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.17%	(0.64%)	0.75%	0.42%	(0.37%)
Portfolio turnover	29.90%	46.52%	81.96%	47.80%	57.06%

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request.

Matthews Korea Fund    17

Matthews China Fund

Objective

Long-term capital appreciation.

Specific Strategy

This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in China. China includes Taiwan and Hong Kong.

Unique Risks

In addition to the “Principal Risks” noted on page 4, investing in the regional markets of China and Hong Kong involves risks and considerations not present when investing in more-established securities markets. Investing in regionally concentrated investment funds should be considered speculative and thus not appropriate for all investors.

China remains a totalitarian society with the continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still in its infancy, making it more difficult to obtain and/or enforce judgments.

Further, the government could at any time alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries, are an ever-present consideration.

In addition to political risk, investments in China are also subject to economic risk. There is a potential risk of total loss, including interest, capital appreciation, and principal. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations, and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China heavily dependent on exports.

PORTFOLIO
MANAGERS:

G. Paul Matthews
Mark W. Headley
Richard H. Gao

18	www.matthewsfunds.com	800-789-ASIA [2742]

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 2ND - 1999 67.56% WORST QUARTER: 3RD - 2001 (29.11%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	2/19/98
Matthews China Fund
Return before taxes	65.00%	20.43%	8.23%
Return after taxes on distributions[1]	64.72%	19.47%	7.38%
Return after taxes on distributions and sale of Fund shares[1]	42.24%	17.42%	6.54%
MSCI China Free Index[2]	87.57%	(0.70%)	(9.82%)

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The MSCI (Morgan Stanley Capital International) China Free Index is a capitalization-weighted index of Chinese stocks that are listed in Hong Kong and are adjusted for the free float. It is not possible to invest directly in an index.

Matthews China Fund    19

< Matthews China Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.61%

Total Annual Operating Expenses	1.71%

†	Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

*	Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$174
Three Years	$599
Five Years	$1,051
Ten Years	$2,304

20	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31	2003	2002	2001	2000	1999
Net Asset Value, beginning of year	$8.96	$9.21	$9.93	$8.48	$4.36

Income (loss) from investment operations
Net investment income	0.11	0.05	0.24	0.09	0.07
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	2.59	(0.20)	(0.61)	1.44	4.11

Total from investment operations	2.70	(0.15)	(0.37)	1.53	4.18

Less distributions from:
Net investment income	(0.14)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized gains on investments	—	—	(0.28)	—	—

Total distributions	(0.14)	(0.15)	(0.43)	(0.11)	(0.11)

Paid-in capital from redemption fees	0.02	0.05	0.08	0.03	0.05

Net Asset Value, end of year	$11.54	$8.96	$9.21	$9.93	$8.48

Total return	30.88%	(1.16%)	(2.23%)	18.54%	97.79%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$111,950	$33,675	$19,843	$9,232	$6,245
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.78%	1.97%	2.00%	2.15%	2.09%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.79%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.94%	0.99%	2.62%	1.54%	2.93%
Ratio of net investment income to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.93%	0.96%	2.62%	1.69%	3.02%
Portfolio turnover	19.34%	43.84%	61.07%	80.90%	40.27%

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request.

Matthews China Fund    21

Matthews Japan Fund

Objective

Long-term capital appreciation.

Specific Strategy

This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in Japan.

Unique Risks

Japan is the second-largest economy in the world, but it has been in a recession in recent years. The government there has been working to change certain regulations and policies that could help its economy, but there is no guarantee that these changes will occur or be effective.

PORTFOLIO MANAGER:

Mark W. Headley

22	www.matthewsfunds.com	800-789-ASIA [2742]

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 1ST - 1999 38.40% WORST QUARTER: 4TH - 2000 (23.54%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2003:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	12/31/98
Matthews Japan Fund
Return before taxes	59.54%	8.76%	8.76%
Return after taxes on distributions[1]	59.54%	7.57%	7.57%
Return after taxes on distributions and sale of Fund shares[1]	38.70%	6.88%	6.88%
MSCI Developed Market Japan Index[2]	36.15%	0.14%	0.14%
TOPIX Index[3]	38.30%	1.45%	1.45%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The MSCI Developed Market Japan Index is an unmanaged capitalization-weighted index of all Japanese equities. It is not possible to invest directly in an index.

3	The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. It is not possible to invest directly in an index.

Matthews Japan Fund    23

< Matthews Japan Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.82%

Total Annual Operating Expenses	1.92%

†	Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

*	Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$195
Three Years	$620
Five Years	$1,070
Ten Years	$2,321

24	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR (OR PERIOD) ENDED AUGUST 31	2003	2002	2001	2000	1999
Net Asset Value, beginning of period	$9.60	$11.22	$20.76	$21.70	$10.00

Income (loss) from investment operations
Net investment income (loss)	(0.03)	(0.07)	(0.26)	(0.24)	(0.06)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	1.30	(1.39)	(7.99)	(0.29)	11.74

Total from investment operations	1.27	(1.46)	(8.25)	(0.53)	11.68

Less distributions from:
Net investment income	—	(0.27)	(0.37)	—	—
Net realized gains on investments	—	—	(1.03)	(0.54)	—

Total distributions	—	(0.27)	(1.40)	(0.54)	—

Paid-in capital from redemption fees	0.03	0.11	0.11	0.13	0.02

Net Asset Value, end of period	$10.90	$9.60	$11.22	$20.76	$21.70

Total return	13.54%	(12.20%)	(40.92%)	(1.75%)	117.00%	[2]

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$23,653	$9,399	$7,758	$23,869	$24,486
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.92%	1.91%	2.08%	1.88%	3.45%[1]
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.00%	2.00%	2.00%	2.00%	2.00%[1]
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.97%)	(1.25%)	(0.90%)	(0.36%)	(2.54%)[1]
Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(1.05%)	(1.34%)	(0.82%)	(0.48%)	(1.09%)[1]
Portfolio turnover	77.30%	113.23%	71.09%	23.00%	28.92%[2]

1	Annualized.

2	Not annualized.

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements, is available without charge upon request.

Matthews Japan Fund    25

Matthews Asian Technology Fund

Objective

Long-term capital appreciation.

Specific Strategy

This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in Asia which derive a substantial portion of their revenues from the sale of products or services in technology-related industries and services.

Matthews considers technology-related industries and businesses to include, among others, telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, office automation, server hardware producers, software companies (e.g., design, consumer, and industrial), biotechnology and medical device technology companies, and companies involved in the distribution and servicing of these products.

Unique Risks

In addition to the “Principal Risks” noted on page 4, as a sector Fund that invests in technology companies, the Fund is subject to the risks associated with this sector. This makes the Fund more vulnerable to the price changes of securities issuers in technology-related industries and to factors that affect the technology industry, relative to a broadly diversified fund.

Certain technology-related companies may face special risks because their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

PORTFOLIO MANAGERS:

G. Paul Matthews
Mark W. Headley

26	www.matthewsfunds.com	800-789-ASIA [2742]

Past Performance

The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31

BEST QUARTER: 4TH - 2001 34.50% WORST QUARTER: 4TH - 2000 (34.78%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2003:

		SINCE
		INCEPTION
	1 YEAR	12/27/99
Matthews Asian Technology Fund
Return before taxes	64.95%	(15.45%)
Return after taxes on distributions[1]	64.91%	(15.90%)
Return after taxes on distributions and sale of Fund shares[1]	42.22%	(12.82%)
MSCI/Matthews Asian Technology Index[2]	39.34%	(21.04%)*

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The MSCI (Morgan Stanley Capital International)/Matthews Asian Technology Index is an unmanaged capitalization-weighted index of Asian equities tracking a broad range of technology stocks. It is not possible to invest directly in an index.

*	Calculated from 12/31/99.

Matthews Asian Technology Fund    27

< Matthews Asian Technology Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses	0.92%

Total Annual Operating Expenses	2.02%
Fee Reduction and/or Expense Reimbursement[1]	(0.02)%

Net Expenses after Reimbursement	2.00%

[1]	The Advisor has agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Operating Expenses to 2.00%. This waiver and reimbursement, should it be needed, will remain in place until August 31, 2004.

†	Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

*	Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$203
Three Years	$632
Five Years	$1,086
Ten Years	$2,346

28	www.matthewsfunds.com	800-789-ASIA [2742]

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR (OR PERIOD) ENDED AUGUST 31	2003	2002	2001	2000[1]
Net Asset Value, beginning of period	$3.13	$3.53	$7.61	$10.00

Income (loss) from investment operations
Net investment income (loss)	(0.01)	(0.10)	(0.05)	0.22
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	1.16	(0.31)	(3.97)	(2.65)

Total from investment operations	1.15	(0.41)	(4.02)	(2.43)

Less Distributions from:
Net investment income	—	(0.04)	(0.22)	—
Net realized gains on investments	—	—	—	—

Total distributions	—	(0.04)	(0.22)	—

Paid-in capital from redemption fees	0.02	0.05	0.16	0.04

Net Asset Value, end of period	$4.30	$3.13	$3.53	$7.61

Total return	37.38%	(10.40%)	(51.54%)	(23.90%)[3]

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$18,769	$6,879	$9,607	24,570
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.10%	2.01%	2.69%	2.66%[2]
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.00%	2.00%	2.00%	2.00%[2]
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.71%)	(1.56%)	1.14%	3.75%[2]
Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.61%)	(1.55%)	1.83%	4.41%[2]
Portfolio turnover	72.03%	103.60%	181.24%	50.35%[3]

(1)	The Asian Technology Fund commenced operations on 12/27/99.

(2)	Annualized.

(3)	Not annualized.

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements, is available without charge upon request.

Matthews Asian Technology Fund    29

Matthews Asia Pacific Fund

Objective

Long-term capital appreciation.

Specific Strategy

The Fund invests at least 80% of its assets in the common and preferred stocks of companies located in the Asia Pacific region. The Fund may also invest in the convertible securities of companies located in Asia. Examples of convertible securities are convertible bonds and debentures which may, under specific circumstances, be converted into the common or preferred stock of that company.

Unique Risks

In addition to the “Principal Risks” noted on page 4 and since the Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the U.S. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the U.S., and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile. Please read the SAI for a more detailed presentation of these and other risk factors.

The Matthews Asia Pacific Fund is Team Managed

Past Performance

The Fund commenced operations on October 31, 2003 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

30	www.matthewsfunds.com	800-789-ASIA [2742]

< Matthews Asia Pacific Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption fee on shares redeemed within 90 days of purchase† (as a percentage of amount redeemed)	2.00%
OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.10%*
Other Expenses[1]	1.01%

Total Annual Operating Expenses	2.11%
Fee Reduction and/or expense reimbursement[2]	(0.21)%

Net Expenses after reimbursement	1.90%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and include transfer agency fees.

[2]	The Advisor has agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Operating Expenses to 1.90%. This waiver and reimbursement, should it be needed, will remain in place until August 31, 2004.

†	Redemption fees are paid directly to the Fund to offset transaction costs associated with short-term trading of Fund shares.

*	Shareholder service fees on assets in the Matthews Asian Funds family in excess of $1 billion are charged at a reduced rate of 0.05%.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$193
Three Years	$641
Five Years	$1,115
Ten Years	$2,425

Matthews Asia-Pacific Fund    31

Fundamental Investment Policies

The investment objective of each Fund noted above is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The way Matthews attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Funds’ Board of Trustees (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews’ address is 456 Montgomery Street, Suite 1200, San Francisco, California 94104-1245 and can be reached by telephone toll-free at 800-789-ASIA [2742]. The Advisor was founded in 1991 by G. Paul Matthews, who serves as chief investment officer. The Advisor has specialized in managing portfolios of Asian securities since its inception. Matthews invests the Funds’ assets, manages the Funds’ business affairs, and supervises the Funds’ overall day-to-day operations. Matthews also furnishes the Funds with office space and certain administrative and clerical services and provides the personnel needed by the Funds with respect to the Advisor’s responsibilities under the investment advisory agreements. Each Fund pays an annual management fee of 1% of its total assets to the Advisor for the services it provides to the Funds.

Under a written agreement between the Funds and the Advisor, the Advisor agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Korea Fund, Matthews China Fund, Matthews Asian Technology Fund and Matthews Japan Fund, this level is 2.00%. For Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, and Matthews Asia Pacific Fund, this level is 1.90%. In turn, if a Fund’s expenses fall below the level noted above within three years after the Advisor has made such a waiver or reimbursement, a Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2004 and may be extended for an additional year thereafter.

32	www.matthewsfunds.com	800-789-ASIA [2742]

Portfolio Managers

G. Paul Matthews, Chairman, Chief Investment Officer, Portfolio Manager

G. Paul Matthews is Chief Investment Officer and Portfolio Manager of the Matthews Asian Growth and Income Fund and is co-manager of the Pacific Tiger, Korea, China, Asian Technology and Asia Pacific Funds. Paul Matthews has been actively investing in the Asian markets since 1982. Prior to founding Matthews International Capital Management, LLC in 1991, Mr. Matthews built his career at G.T. Capital Management. Mr. Matthews holds an M.A. in History and Law from Cambridge University.

MANAGER:
ASIAN GROWTH AND INCOME FUND
CO-MANAGER:
PACIFIC TIGER FUND
KOREA FUND
CHINA FUND
ASIAN TECHNOLOGY FUND
ASIA PACIFIC FUND

Mark W. Headley, President, Portfolio Manager

Mark Headley is President of Matthews International Capital Management, LLC and co-manages the Matthews Pacific Tiger, Korea, China, and Asian Technology Funds. He is Portfolio Manager of the Matthews Japan Fund and lead manager of the Matthews Asia Pacific Fund. In 1995, Mr. Headley joined Matthews International Capital Management, LLC as Managing Director and senior analyst on the investment team. He has been investing in Asia since 1989 and was an original member of the team that launched the first SEC-registered open-ended Asia (ex-Japan) Fund. Mr. Headley holds a B.A. in Economics and Politics from the University of California, Santa Cruz.

MANAGER:
JAPAN FUND
CO-MANAGER:
PACIFIC TIGER FUND
KOREA FUND
CHINA FUND
ASIAN TECHNOLOGY FUND
ASIA PACIFIC FUND

Richard H. Gao, Portfolio Manager

Richard Gao is co-manager of the Matthews China Fund and the Matthews Asia Pacific Fund. Prior to joining Matthews International Capital Management, LLC as a China Analyst in 1997, Mr. Gao began his career at the Bank of China in 1989 first as a loan officer then as a FOREX Trader at the Bank of China’s Treasury Department. In 1993, he became Assistant Manager at the Bank of China where he was in charge of FOREX trading for import/export companies. Mr. Gao received a B.A. from Guangdong University of Foreign Studies in China in Literature and an M.B.A. in International Business from Dominican University of California.

CO-MANAGER:
CHINA FUND
ASIA PACIFIC FUND

All members of the investment team travel extensively to Asia to conduct research relating to those markets.

Management of the Funds    33

Shareholder Information

Pricing of Fund Shares

The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. eastern time. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Funds’ expenses are accounted for by estimating the total expenses for the year and applying each day’s estimated amount when the NAV calculation is made.

The Funds’ equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates.

Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Funds’ NAV on that day. If events that materially affect the value of a Funds’ foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

34	www.matthewsfunds.com	800-789-ASIA [2742]

Purchase of Shares

You may purchase Fund shares directly from the Funds by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received by the Fund. Received means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before 4:00 p.m. eastern time on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after 4:00 p.m. eastern time, the price you pay will be the next NAV calculated.

Generally, you may purchase shares of the Funds directly through the Funds’ underwriter, a registered broker-dealer, by calling 800-789-ASIA [2742]. Shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents who have arrangements with the respective Funds. These intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Funds may receive fees from the Funds or Matthews for providing these services.

Minimum initial investment (non-retirement plan account):	$2,500
Subsequent investments:	$250

Minimum initial investment (retirement plan account*):	$500
Subsequent investments:	$50

*	Retirement plan accounts include IRAs and 401(k) plans. Speak with the Funds’ agents for the many retirement plans available.

The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Shareholder Information    35

Purchasing Shares

	Opening an account	Adding to an account

BY MAIL	> Complete and sign application	> Make check payable to:
	> Make check payable to:	Matthews Asian Funds
	Matthews Asian Funds	> Mail check with a statement
	> Mail application and check to:	stub indicating your fund selection(s) to:

Regular Mail	Matthews Asian Funds	Matthews Asian Funds
	P.O. Box 9791	P.O. Box 9791
	Providence, RI 02940	Providence, RI 02940

Overnight Mail	Matthews Asian Funds	Matthews Asian Funds
	760 Moore Road	760 Moore Road
	King of Prussia, PA 19406	King of Prussia, PA 19406

BY PHONE	>Call 800-789-ASIA [2742] or visit	>Notify the Funds’ agent by calling
	www.matthewsfunds.com for an application	800-789-ASIA [2742].

	>Complete and sign application	Wire*
	>Overnight application to:	>Then wire funds to:
	Matthews Asian Funds	PNC Bank
	760 Moore Road	ABA #031000053
	King of Prussia, PA 19406	Credit: [name of specific Matthews Fund]
Account #8606905986
	Wire*	FBO: [your name and account number]
>Wire funds using instructions at right

VIA INTERNET	You cannot currently open a new account	> When you open your account,
	over the Internet.	complete the Online Account
Access section and attach a
voided check.
> After you have received
confirmation of your purchase,
call 800-789-ASIA [2742] and request
a personal identification
number (PIN).
VIA AUTOMATIC INVESTMENT PLAN	N/A	> Go to www.matthewsfunds.com and click on Account Access. Complete the Automatic Investment Plan section of the application. Be sure to sign the application and include a voided check.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services	Contact your broker or intermediary, who may charge you a fee for their services

*	Note that wire fees are charged by most banks.

36	www.matthewsfunds.com	800-789-ASIA [2742]

Individual Retirement Accounts

The Funds offer Individual Retirement Accounts (IRAs), applications for which may be obtained by calling 800-789-ASIA [2742]. The IRA custodian, PFPC Trust Company, currently charges an annual maintenance fee of $12 per Fund per account. Note that if you own more than one Fund, you will be charged $12 for each Fund you hold in an IRA. The maintenance fee covers the costs of the special tax reporting requirements and additional shareholder mailings that are necessary for retirement accounts.

TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS OFFERED BY THE FUNDS:

TRADITIONAL IRA

An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA

An IRA funded by a working spouse in the name of a non-working spouse.

ROTH IRA

An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

COVERDELL EDUCATION SAVINGS ACCOUNT

A savings account with non-deductible contributions, if used to pay certain educational expenses.

For more complete IRA information and an IRA application please call 800-789-ASIA [2742] to speak with a Fund representative.

Internet Purchases

Shareholders with existing accounts may purchase additional shares directly through the Funds’ website at www.matthewsfunds.com. To choose this option, complete the Online Account Access section of the New Account Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for Internet transactions.

You may not use Internet transactions for your initial purchase of Fund shares. Internet purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate the Internet purchase option at any time.

Exchange of Shares

You may exchange your shares of one Matthews Fund for another. Note that minimum investment requirements and redemption fees apply. Any request must be received by the Fund’s agent by 4:00 p.m. eastern time on any day the NYSE is open, to receive that day’s NAV. Such exchanges may be made by telephone or the Internet if you have so authorized on your application. Call 800-789-ASIA [2742] for full details. Because excessive exchanges can harm a Fund’s performance, no more than four exchanges out of any one Fund are allowed during a 12-month period. Exchange policies may differ through an intermediary. The exchange privilege may also be terminated if the management of the Funds believes it is in the best interest for all shareholders to do so.

Selling (Redeeming) Shares

You may redeem shares on any day the Funds are open for business. To receive a specific day’s NAV, your request must be received by the Funds before 4:00 p.m. eastern time of that day. If it is received after 4:00 p.m. eastern time, you will receive the next NAV calculated.

If you are redeeming shares recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days or more after we receive your check.

You may redeem your shares by telephone or Internet, however, you may have difficulty getting through to the Funds in times of drastic market conditions. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or Internet transactions without notice.

Shareholder Information    37

Selling (redeeming) shares

BY MAIL	> Send a letter to the Funds at the following address:

Regular Mail:	Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940

Overnight Mail:	Matthews Asian Funds
760 Moore Road
King of Prussia, PA 19406

The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a signature guarantee will be required if:
• your request is for an amount over $100,000; or
• the money is to be paid to anyone other than the registered owners; or
• the money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE	Call 800-789-ASIA [2742]. When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

BY WIRE*	If you have wiring instructions already established on your account, contact us at 800-789-ASIA [2742] to request a redemption by wire.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.#

† If your account has already been opened, you may send us a written request to add wiring instructions to your account. Send your request to the addresses above and include a signature guarantee.

VIA INTERNET	You must have already obtained Online Account Access and a PIN from the Funds’ transfer agent. (See “Adding to an Account” on page 36.)
Go to www.matthewsfunds.com and click on Account Access, then follow the instructions on how to place a redemption.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services.

*	Note that wire fees are charged by most banks.

38	www.matthewsfunds.com	800-789-ASIA [2742]

Signature Guarantees

The Funds require a medallion signature guarantee on any redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership, or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800-789-ASIA [2742] for information on obtaining a signature guarantee.

Redemption Fees

The Funds will assess a redemption fee of 2.00% of the total redemption proceeds if you sell your shares within 90 days after purchasing them. The redemption fee is paid directly to the Funds and is designed to offset transaction costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The redemption fee does not apply to redemptions of shares held in certain omnibus accounts and retirement plans that cannot currently implement the redemption fee. While these exceptions exist, the Funds are not accepting any new accounts which cannot implement the redemption fee. In addition, the Funds are actively discussing a schedule for implementation of the fee with these providers. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Even though the Funds are permitted to do this, the first $250,000 of any redemption must be paid to you in cash. Note that if you receive securities as well, you will incur transaction charges if you sell them.

Shareholder Services Agreement

Each Fund, pursuant to a shareholder services agreement with the Advisor, will pay the Advisor a shareholder service fee at an annual rate of up to 0.25% of that Fund’s average daily net assets. Currently, each Fund imposes an annual shareholder service fee of 0.10% of each Fund’s average daily net assets. A reduced fee of 0.05% is charged on assets in the Matthews Asian Funds family in excess of $1 billion. The fee is intended to reimburse the Advisor for providing or arranging for services to shareholders of the Funds.

Shareholder Information    39

Telephone and Internet Security

The convenience of using telephone and/or Internet transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or Internet transaction. If the security measures are not followed and you incur a loss because of a fraudulent telephone or Internet transaction, the Funds or their agents will be responsible for that loss.

Minimum Size of an Account

The Funds reserve the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds, giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Distributions

All of the Funds except the Asian Growth and Income Fund will distribute their net investment income annually in December. The Asian Growth and Income Fund will distribute its net investment income semiannually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at NAV, unless you elect to receive them in cash. The way you receive distributions may be changed at any time by writing the Funds.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

40	www.matthewsfunds.com	800-789-ASIA [2742]

Taxes

This section only summarizes some federal income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November, or December and paid in the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Fund for another is a “taxable event” which means that if you have a gain, you may be obligated to pay tax on it.

If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have a Social Security number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences from those under federal income tax laws.

Shareholder Information    41

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy statement on page 44.

Shareholder Reports

You will receive a semiannual report and an annual report (audited by independent accountants). These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its past fiscal year. To save costs, if you have two or more accounts with the same registration, only one report will be sent to you.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated January 28, 2004, is available to you without charge. It contains more detailed information about the Funds.

If you wish to know more about the Matthews Asian Funds, you will find additional information in the documents indicated at the right.

42	www.matthewsfunds.com	800-789-ASIA [2742]

How to Obtain Additional Information

CONTACTING MATTHEWS ASIAN FUNDS

You can obtain free copies of the above reports and the SAI by visiting our Web site at www.matthewsfunds.com. To request additional information or to speak to a representative of the Funds, contact us at:

Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC:

You can visit the SEC’s Web site at www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 202-942-8090. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

General Information    43

Privacy Statement

Matthews Asian Funds will never sell or share your personal information with other companies. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies will use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asian Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection the login screen resides on a secure server.

Not part of the prospectus.

44	Not Part of the Prospectus	800-789-ASIA [2742]

BOARD OF TRUSTEES
Richard K. Lyons, Chairman
Robert K. Connolly
David FitzWilliam-Lay
G. Paul Matthews
Toshi Shibano

OFFICERS
G. Paul Matthews
Mark W. Headley
James E. Walter
Downey H. Blount

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
456 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-789-ASIA [2742]

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
800-789-ASIA [2742]

ACCOUNT SERVICES
PFPC Inc.
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

For additional information
about Matthews Asian Funds:

www.matthewsfunds.com

800-789-ASIA [2742]

456 Montgomery Street
Suite 1200
San Francisco, CA 94104

Investment Company Act
File Number: 811-08510

Distributed by PFPC Distributors, Inc.

Matthews Asian Funds
www.matthewsfunds.com

456 Montgomery Street, Suite 1200 San Francisco, CA 94104

PROSP/G-0103-48M-PDG	800-789-ASIA [2742]